Projected benefit payments to postretirement plan (Detail) (Other Postretirement Benefit Plans Defined Benefit [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	$ 6,811
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	6,949
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	7,091
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	7,352
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	7,703
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	$ 43,223